Income Taxes Level 4 (Details) - Reconciliation of Differences Between Income Taxes For Continuing Operations and Provisions for Income Taxes (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Reconciliation between Continuing Operations and Provisions for Income Taxes [Line Items]
Federal Statutory Income Tax Rate	35.00%
Income tax benefit computed at federal statutory tax rate	$ (78)	$ (74)	$ (64)
State tax provision, net of federal benefits	1	2	0
Foreign tax rate differential	7	12	14
Foreign source income (loss) subject to U.S. taxation	20	(36)	(6)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	0	18	0
Losses and other expenses (income) not deductible for tax	1	1	(14)
Increase (decrease) in the taxes due to changes in valuation allowance	66	425	(310)
Additional tax expense (benefit) on foreign unrepatriated earnings	8	22	(30)
Additional expense for uncertain tax positions	(3)	42	0
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount	0	(2)	0
Changes in enacted tax laws and tax rates	0	(31)	0
Income tax expense (benefit)	$ 22	$ 379	$ (410)